Deficit (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	$ 245	$ 274	$ 248
Common Stock, Shares, Outstanding	100
Partners' Capital Account, Contributions	904
Dividends	305
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	245	274	248	171
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29)	26	77
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(65)	(46)	(31)	11
Other Comprehensive Income (Loss), before Tax	189	230	212
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(19)	(15)	(42)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0	(2)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	0	0	2
Accumulated Other Comprehensive Income (Loss), Net of Tax	180	228	217	180
Other Comprehensive Income (Loss), Tax	(9)	(2)	5
Other Comprehensive Income, Other, Net of Tax	(48)	11	37
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(56)	(44)	(36)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	(9)	(2)	5
Stockholders' Equity Attributable to Noncontrolling Interest	0	0	4	4
Currency Translation Adjustment, Noncontrolling Interest	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest	0	0	(1)
Disposition of joint venture, non controlling interest	0	(5)	0
Noncontrolling interest share of income	0	1	1
Accumulated Other Comprehensive Income (Loss) [Member]
Class of Stock [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29)	26	77
Payments of Ordinary Dividends, Noncontrolling Interest			$ 0